Goodwill and Finite Lived Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Cost	$ 4,404,300	$ 4,337,300	$ 2,406,300
Accumulated amortization	2,188,000	1,779,500	2,277,600
Net	2,216,300	2,557,800	128,700
Technology, trademarks
Cost	817,000	364,700	664,700
Accumulated amortization	431,800	362,200	662,000
Net	$ 385,200	$ 2,500	$ 2,700
Technology, trademarks | Minimum
Useful life	5 years	5 years	5 years
Technology, trademarks | Maximum
Useful life	10 years	10 years	10 years
Trade names
Cost	$ 140,000	$ 592,300	$ 140,000
Accumulated amortization	140,000	152,600	140,000
Net	0	439,700	$ 0
Useful life			6 years
Websites
Cost	210,000	210,000	$ 210,000
Accumulated amortization	210,000	210,000	210,000
Net	$ 0	$ 0	$ 0
Useful life			5 years
Websites | Minimum
Useful life	3 years	3 years
Websites | Maximum
Useful life	7 years	7 years
Customer relationships
Cost	$ 372,200	$ 372,200	$ 357,000
Accumulated amortization	133,100	102,400	321,400
Net	$ 239,100	$ 269,800	$ 35,600
Customer relationships | Minimum
Useful life	4 years	4 years	9 years
Customer relationships | Maximum
Useful life	10 years	10 years	10 years
Sublicense agreements
Cost	$ 294,000	$ 294,000	$ 294,000
Accumulated amortization	294,000	283,000	253,600
Net	$ 0	$ 11,000	$ 40,400
Useful life	10 years	10 years	10 years
Non-compete agreements
Cost	$ 1,060,500	$ 1,060,500	$ 384,000
Accumulated amortization	455,300	308,600	384,000
Net	605,200	751,900	$ 0
Useful life			5 years
IPR and D
Cost	917,600	852,100	$ 110,000
Accumulated amortization	249,600	134,800	110,000
Net	$ 668,000	$ 717,300	$ 0
Useful life			3 years
IPR and D | Minimum
Useful life	3 years	3 years
IPR and D | Maximum
Useful life	5 years	5 years
Other intangible assets
Cost	$ 593,000	$ 591,500	$ 246,600
Accumulated amortization	274,200	225,900	196,600
Net	$ 318,800	$ 365,600	$ 50,000
Useful life			5 years
Other intangible assets | Minimum
Useful life	5 years	5 years
Other intangible assets | Maximum
Useful life	7 years	7 years
Trade names | Minimum
Useful life	3 years	3 years
Trade names | Maximum
Useful life	6 years	6 years
Non-compete agreements | Minimum
Useful life	4 years	4 years
Non-compete agreements | Maximum
Useful life	5 years	5 years